Restricted Cash	9 Months Ended
Dec. 31, 2023
Restricted Cash
Restricted Cash

5. RESTRICTED CASH

Restricted cash represents amounts held in support of exploration permits. The amounts are refundable subject to the consent of regulatory authorities upon completion of any required reclamation work on the related projects.